Cash and Cash Equivalents (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and Cash Equivalents [Abstract]
Cash in banks and on hand		$ 1,083	$ 2,019
Bank deposits with original maturities of three months or less	[1]	2,206
Cash and cash equivalents		$ 3,289	$ 2,019	$ 3,817	$ 2,159

[1]	Deposit with maturity of three months, which bear an interest of 1.22%-1.4% per annum.